Schedule of Lease Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Finance lease – interest	$ 319,944	$ 25,275
Finance lease – amortization	3,211,697	89,748
Total Lease Cost	$ 3,531,641	$ 115,023